FINANCE LEASE LIABILITY (Obligations) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Finance lease liability, current portion	$ 391,553	$ 419,341
Finance lease liability	$ 391,553	$ 419,341